UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 - April 30, 2010

*Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2010, originally filed with the Securities and Exchange Commission on July 9, 2010 (Accession Number 0001193125-10-156421) to amend Item 1. The purpose of this amendment is to supplement the Semi-Annual Report to Shareholders for the Oak Associates Funds.

Item 1 (as supplemented further herein) and Items 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on July 9, 2010 (Accession Number 0001193125-10-156421).

OAK ASSOCIATES FUNDS

Supplement dated August 27, 2013

to the Semi-Annual Report to Shareholders dated April 30, 2010 (“Semi-Annual Report”)

This Supplement updates certain information contained in the above-dated Semi-Annual Report for the Oak Associates Funds.

The following section supplements the information previously set forth in response to Item 1:

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between Oak Associates Funds (the “Trust”) and Oak Associates, ltd. (the “Adviser”) for each Fund of the Trust (the “Advisory Agreement”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At an in-person meeting held on February 14-15, 2010, the Board of Trustees (the “Board” or “Trustees”), including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term. In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”). Prior to the in-person Board meeting held on February 14-15, 2010, the Independent Trustees held a special meeting on February 2, 2010 via teleconference to discuss the Adviser Materials. During and subsequent to the February 2, 2010 meeting, the Independent Trustees, with the assistance of counsel, requested the Adviser to provide additional information to the Trustees for the February 14-15, 2010 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 14-15, 2010 in-person Board meeting, and received counsel from independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its professional personnel and fund operations, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance record, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the

Funds and would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and its performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for each of the Funds, including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”). The Trustees also evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund. The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, respectively, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory on a relative basis.

The Trustees considered the advisory fees paid to the Adviser, the expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported advisory fees and expense ratios of peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the level of services provided.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund for periods ended December 31, 2009:

White Oak Select Growth Fund. The Fund’s advisory fee was slightly lower than the average advisory fee of the Fund’s marketing peer group, which consisted of twelve other comparable large cap growth and core growth funds identified by the Adviser (“White Oak Peer Group”), and the average advisory fee of the funds in the Lipper Large Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average expense ratio of the funds in the White Oak Peer Group and the Lipper Large Cap Growth (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the White Oak Peer Group and the Fund’s benchmark, the S&P 500 Index, for the one-year, two-year and three-year periods ended December 31, 2009, and underperformed for the five-year, ten-year and since-inception periods. The Fund outperformed the Morningstar Large Growth and Lipper Large Cap Growth categories for the one-year, two-year, three-year and since-inception periods ended December 31, 2009, and underperformed for the five-year and ten-year periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Pin Oak Equity Fund (Effective June 10, 2010, the name of the Pin Oak Aggressive Stock Fund was changed to the Pin Oak Equity Fund). The Fund’s advisory fee was slightly lower than the average advisory fee of the Fund’s marketing peer group, which consisted of ten other comparable growth and core growth funds identified by the Adviser (“Pin Oak Peer Group”), and the average advisory fee of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average of the funds in the Pin Oak Peer Group and was in line with than the average of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the Pin Oak Peer Group for the one-year, two-year and three-year periods ended December 31, 2009, and underperformed for the five-year, ten-year and since-inception periods. The Fund outperformed the Morningstar Large Growth category, the Lipper Multi-Cap Growth category and the Fund’s benchmark, the S&P 500 Index, for the one-year, two-year, three-year and five-year periods ended December 31, 2009 and underperformed for the ten-year and since-inception periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Rock Oak Core Growth Fund. The Fund’s advisory fee was lower than the average advisory fee of the Fund’s marketing peer group, which consisted of nine other comparable large cap growth and core growth funds identified by the Adviser (“Rock Oak Peer Group”), and the average advisory fee of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average expense ratio of the Rock Oak Peer Group and was in line with the average expense ratio of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the Rock Oak Peer Group for the one-year period ended December 31, 2009 and underperformed for the two-year, three-year, five-year and since-inception periods. The Fund outperformed the Morningstar Large Growth category for the one-year, three-year and since-inception periods ended December 31, 2009, and underperformed for the two-year and five-year periods. The Fund outperformed the Lipper Multi-Cap Growth category for the one-year, two-year and three-year periods ended December 31, 2009, and underperformed for the five-year and since-inception periods. With respect to the Fund’s benchmark, the S&P 500 Index, the Fund outperformed for the one-year, three-year, five-year and since-inception periods ended December 31, 2009, and underperformed for the two-year period ended December 31,

2009. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

River Oak Discovery Fund. The Fund’s advisory fee was lower than the average advisory fee of the Fund’s marketing peer group, which consisted of ten other comparable small cap growth and mid cap growth funds identified by the Adviser (“River Oak Peer Group”), and the average advisory fee of the funds in the Lipper Small Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was in line with the average expense ratio of the River Oak Peer Group and was lower than the average expense ratio of the funds in the Lipper Small Cap Growth (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the River Oak Peer Group, the Morningstar Small Growth and Lipper Small Cap Growth categories and the Russell 2000 Growth Index, the Fund’s benchmark, for the one-year, two-year, three-year and since-inception periods ended December 31, 2009. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Red Oak Technology Select Fund. The Fund’s advisory fee was lower than the average advisory fee of the Fund’s marketing peer group, which consisted of nine other comparable science and technology funds identified by the Adviser (“Red Oak Peer Group”) and the average advisory fee of the funds in the Lipper Science & Technology (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly lower than the average expense ratio of the Red Oak Peer Group and the average expense ratio of the funds in the Lipper Science & Technology (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the Red Oak Peer Group for the one-year and two-year periods ended December 31, 2009 and underperformed for the three-year, five-year, ten-year and since-inception periods. The Fund outperformed the Morningstar Technology and Lipper Science & Technology categories and the Fund’s benchmark, the NASDAQ 100 Index, for the one-year, two-year and three-year periods ended December 31, 2009 and underperformed for the five-year, ten-year and since-inception periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Black Oak Emerging Technology Fund. The Fund’s advisory fee and expense ratio were lower than the average advisory fee and expense ratio of the Fund’s marketing peer group, which consisted of nine other comparable science and technology funds identified by the Adviser (“Black Oak Peer Group”) and the average advisory fee and expense ratio of the funds in the Lipper Global Science & Technology category. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund outperformed the Black Oak Peer Group, the Morningstar Technology and Lipper Global Science & Technology categories and the Fund’s benchmark, the NASDAQ 100 Index, for the one-year, two-year and three-year periods ended December 31, 2009 and underperformed for the five-year and since-inception periods. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Live Oak Health Sciences Fund. The Fund’s advisory fee was slightly lower than the average advisory fee of the Fund’s marketing peer group, which consisted of ten other comparable health and biotechnology funds identified by the Adviser (“Live Oak Peer Group”), and lower than the average advisory fee of the Lipper Health & Biotechnology (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average expense ratio of the funds in the Live Oak Peer Group and the average expense ratio of the Lipper Health & Biotechnology (No Load) category for funds with less than $500 million in assets. During the fiscal year ended October 31, 2009, the Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund performed in line with the Live Oak Peer Group for the five-year and since-inception periods ended December 31, 2009 and outperformed for the one-year, two-year and three-year periods. The Fund outperformed the Morningstar Health and Lipper Health & Biotechnology categories and the Fund’s benchmark, the S&P 500 Health Care Sector Index, for the one-year, two-year, three-year, five-year and since-inception periods ended December 31, 2009. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered the presence of economies of scale in the Funds, in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, and determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Item 12.  Exhibits.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	August 22, 2013

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	August 22, 2013